Prospectus Supplement*
May 17, 1999


IDS Life of New York Flexible Portfolio Annuity
S-6163 E (4/99)


The  following  information   supplements  the  information  contained  in  your
prospectus:

If you purchase your annuity between May 17, 1999 and November 19, 1999, you are eligible to participate in IDS Life of New York's Special Credit program. To participate, you must make total "net purchase payments" of at least $100,000 to your new annuity at any time during the program period of May 17, 1999 through November 19, 1999. "Net purchase payments" equal purchase payments you make minus any "surrenders" before the date we apply the Special Credit amount to your annuity. "Surrenders" include amounts you can surrender without a surrender charge, such as earnings. "Net purchase payments" do not include amounts transferred, exchanged or rolled over from other IDS Life of New York annuities or life insurance policies. The Special Credit amount is:

------------------------------ -------------------------------------------------

Total net purchase payments:   Special Credit amount:

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$100,000 - $499,999            1% of total net purchase payments
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$500,000 or more               $5,000
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We will apply the Special  Credit amount to the fixed account of your annuity on
May 12, 2000 if your annuity is still in force. We will apply the Special Credit amount even if death benefits become payable or you apply your annuity contract value to an annuity payout plan on or before May 12, 2000. We will send you a confirmation when we apply the Special Credit amount to your annuity.






S-6163-30 C (5/99)
*Valid until 11/19/99
Destroy 11/20/99